20. Intangible Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 6,452,824	R$ 6,459,812	R$ 6,145,076
Distribution concession agreement
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	5,750,873	5,513,381	R$ 5,131,512
Generation concession agreements/authorization
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	619,221	663,712
Concession agreement - gas distribution
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	43,888	238,509
Others
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 38,842	R$ 44,210